COMMITMENTS AND CONTINGENCIES - Additional Information - 4 Other Commitments - Provisional License (Detail)	1 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 PHP	Dec. 31, 2014 High Roller Tables [Member]	Dec. 31, 2014 High Roller Tables [Member]	Dec. 31, 2014 Non-High Roller Tables [Member]	Dec. 31, 2014 Non-High Roller Tables [Member]	Dec. 31, 2014 Slot Machines And Electronic Gaming Machines [Member]	Dec. 31, 2014 Slot Machines And Electronic Gaming Machines [Member]	Dec. 31, 2014 Junket Operation [Member]	Dec. 31, 2014 Junket Operation [Member]	Dec. 31, 2014 Philippine Parties [Member] USD ($)	Dec. 14, 2014 Philippine Parties [Member] Land And Building [Member] Minimum [Member] USD ($)	Dec. 31, 2014 MCE Leisure [Member] USD ($)	Dec. 31, 2014 MCE Leisure [Member] PHP	Dec. 31, 2014 MCE Leisure [Member] USD ($)	Dec. 31, 2014 MCE Leisure [Member] PHP	Dec. 14, 2014 MCE Leisure [Member] Minimum [Member] USD ($)	Apr. 01, 2014 PAGCOR [Member]	Dec. 31, 2014 PAGCOR [Member] USD ($)	Dec. 14, 2014 PAGCOR [Member] Minimum [Member] USD ($)	Feb. 17, 2012 SM Group [Member] USD ($)	Feb. 17, 2012 SM Group [Member] PHP
Commitments And Contingencies [Line Items]
Specific amount that Licensees must invest in Philippines Project as required by PAGCOR under the Provisional License																				$ 1,000,000,000
Required investment commitment to be utilized or invested in Philippines Project by its opening													325,000,000					325,000,000			650,000,000
Sharing of PAGCOR investment contributions under Provisional License												175,000,000				175,000,000				350,000,000
Time limit to submit a bank guarantee, letter of credit or surety bond upon getting approval by PAGCOR of the project implementation plan, days		30 days	30 days
Amount of bank guarantee, letter of credit or surety bond required		2,241,000	100,000,000
Percentage of delay in construction as forfeiture point		50.00%	50.00%
Amount of surety bond submitted														2,241,000	100,000,000							2,241,000	100,000,000
Number of days to secure a surety bond prior to commencement of operation of the casino		7 days	7 days
Amount of surety bond required to ensure prompt and punctual remittance/payment of license fees																2,241,000	100,000,000
Initial deposit in the escrow account	100,000,000
Minimum balance of the escrow account	$ 50,000,000
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR					15.00%		25.00%		25.00%		15.00%
Temporary monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR				5.00%		15.00%		15.00%		5.00%
Temporary percentage adjustment of license fee to gross gaming revenues																			10.00%
Cultural heritage fee percentage of casino revenues generated from non-junket operation tables payable to PAGCOR		2.00%	2.00%
Additional fee percentage on non-gaming revenues payable to PAGCOR		5.00%	5.00%
Grounds for revocation of the license - Number of days of failing to remit the license fees upon the receipt of notice of default		30 days	30 days
Grounds for revocation of the license - Percentage of delay in construction		50.00%	50.00%
Grounds for revocation of the license - Exceeding the Debt-to-equity ratio		2.33	2.33